Leases - Schedule of Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Leases [Absract]
Operating lease cost	¥ 211,908,384	¥ 229,718,169	¥ 279,526,257
Variable lease cost	17,975,126	20,286,865	22,664,025
Short-term lease cost			200,917
Total rental expense	229,883,510	250,005,034	¥ 302,391,199
Assets
Operating lease right-of-use assets	348,916,320	493,308,393
Liabilities
Current operating lease liabilities	180,805,734	178,115,199
Non-current operating lease liabilities	240,282,461	380,075,128
Total operating lease liabilities	421,088,195	558,190,327
Cash paid for amounts included in the measurement of lease liabilities	182,297,992	204,719,215
Right-of-use assets obtained in exchange for new lease liabilities	¥ 42,320,016	¥ 16,855,171
Weighted-average remaining lease term (years)	2 years 7 months 9 days	3 years 5 months 12 days
Weighted-average discount rate	5.97%	6.01%